Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7 — Commitments and Contingencies

Registration Rights

The holders of the insider shares, the private units, securities underlying the Unit Purchase Option and any units that may be issued upon conversion of working capital loans or extension loans (and any securities underlying the private units or units issued upon conversion of the working capital loans or extension loans) will be entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the IPO. The holders of a majority of these securities are entitled to make up to two demands (or one demand with respect to the securities underlying the Unit Purchase Option) that the Company register such securities. The holders of the majority of the Insider Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the private units and units issued in payment of working capital loans made to us can elect to exercise these registration rights at any time commencing on the date that the Company consummate an initial business combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of an initial business combination. Furthermore, notwithstanding the foregoing, pursuant to FINRA Rule 5110, Chardan may not exercise its demand and “piggyback” registration rights after five and seven years, respectively, after the commencement of sales of this offering and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

Pursuant to an underwriting agreement in connection with the IPO, the Company granted Chardan, the representative of the underwriters, a 45-day option from the date of the prospectus for the IPO to purchase up to 1,500,000 additional Public Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On April 7, 2022, Chardan exercised the over-allotment option in full (see Note 4).

The underwriters were paid a cash underwriting discount of 2.5% of the gross proceeds of the IPO (including the exercise of the over-allotment option), or $2,875,000. In addition, the underwriters will be entitled to a deferred fee of 3.75% of the gross proceeds of the IPO (including the exercise of the over-allotment option), or $4,312,500, which will be paid upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Unit Purchase Option

Simultaneously with the IPO (including the closing of the over-allotment option), the Company sold to Chardan, for $100, an option (the “Unit Purchase Option”) to purchase 345,000 units exercisable at $11.50 per unit (or an aggregate exercise price of $3,967,500) commencing on the later of six months from the effective date of the registration statement related to the IPO and the consummation of a Business Combination. The Unit Purchase Option may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the effective date of the registration statement related to the IPO. The units issuable upon exercise of the Unit Purchase Option are identical to those offered in the IPO. The Company accounts for the Unit Purchase Option, inclusive of the receipt of $100 cash payment, as an expense of the IPO resulting in a charge directly to stockholders’ equity. The Unit Purchase Option and such units purchased pursuant to the Unit Purchase Option, as well as the common stock underlying such units, the rights included in such units, the shares of common stock that are issuable for the rights included in such units, the warrants included in such units, and the shares underlying such warrants, have been deemed compensation by FINRA and are therefore subject to a 180-day lock-up pursuant to FINRA Rule 5110(e)(1). The Unit Purchase Option grants to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the Unit Purchase Option. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The exercise price and number of units issuable upon exercise of the Unit Purchase Option may be adjusted in certain circumstances including in the event of a stock dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the option will not be adjusted for issuances of common stock at a price below its exercise price.

Right of First Refusal

The Company has granted Chardan a right of first refusal, for a period of 18 months after the date of the consummation of a Business Combination, to act as a book-running manager or placement agent, with at least 30% of the economics, for any and all future public and private equity, equity linked and debt offerings of the Company or any of its successors or subsidiaries.

Note 7 — Commitments and Contingencies

Registration Rights

The holders of the insider shares, the private units, securities underlying the Unit Purchase Option and any units that may be issued upon conversion of working capital loans or extension loans (and any securities underlying the private units or units issued upon conversion of the working capital loans or extension loans) will be entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the IPO. The holders of a majority of these securities are entitled to make up to two demands (or one demand with respect to the securities underlying the Unit Purchase Option) that the Company register such securities. The holders of the majority of the Insider Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the private units and units issued in payment of working capital loans made to us can elect to exercise these registration rights at any time commencing on the date that the Company consummate an initial business combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of an initial business combination. Furthermore, notwithstanding the foregoing, pursuant to FINRA Rule 5110, Chardan may not exercise its demand and “piggyback” registration rights after five and seven years, respectively, after the commencement of sales of this offering and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

Pursuant to an underwriting agreement in connection with the IPO, the Company granted Chardan, the representative of the underwriters, a 45-day option from the date of the prospectus for the IPO to purchase up to 1,500,000 additional Public Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On April 7, 2022, Chardan exercised the over-allotment option in full (see Note 4).

The underwriters were paid a cash underwriting discount of 2.5% of the gross proceeds of the IPO (including the exercise of the over-allotment option), or $2,875,000. In addition, the underwriters will be entitled to a deferred fee of 3.75% of the gross proceeds of the IPO (including the exercise of the over-allotment option), or $4,312,500, which will be paid upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Unit Purchase Option

Simultaneously with the IPO (including the closing of the over-allotment option), the Company sold to Chardan, for $100, an option (the “Unit Purchase Option”) to purchase 345,000 units exercisable at $11.50 per unit (or an aggregate exercise price of $3,967,500) commencing on the later of six months from the effective date of the registration statement related to the IPO and the consummation of a Business Combination. The fair value of the Unit Purchase Option was $715,303 at the IPO which was included in the total offering costs of $8,365,339. The Unit Purchase Option may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the effective date of the registration statement related to the IPO. The units issuable upon exercise of the Unit Purchase Option are identical to those offered in the IPO. The Company accounts for the Unit Purchase Option, inclusive of the receipt of $100 cash payment, as an expense of the IPO resulting in a charge directly to stockholders’ equity. The Unit Purchase Option and such units purchased pursuant to the Unit Purchase Option, as well as the common stock underlying such units, the rights included in such units, the shares of common stock that are issuable for the rights included in such units, the warrants included in such units, and the shares underlying such warrants, have been deemed compensation by FINRA and are therefore subject to a 180-day lock-up pursuant to FINRA Rule 5110(e)(1). The Unit Purchase Option grants to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the Unit Purchase Option. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The exercise price and number of units issuable upon exercise of the Unit Purchase Option may be adjusted in certain circumstances including in the event of a stock dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the option will not be adjusted for issuances of common stock at a price below its exercise price.

Right of First Refusal

The Company has granted Chardan a right of first refusal, for a period of 18 months after the date of the consummation of a Business Combination, to act as a book-running manager or placement agent, with at least 30% of the economics, for any and all future public and private equity, equity linked and debt offerings of the Company or any of its successors or subsidiaries.